ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Schedule of Subsidiary Information

Due to the consolidation of the Affiliated PRC Entities, the Company reflected the following in the consolidated financial statements:

	As of December 31,
	2012	2013
	RMB	RMB	US$
Current assets	472,501	453,323	74,884
Non-current assets	334	324	53
Total assets	472,835	453,647	74,937
Current liabilities	561,232	581,823	96,110
Non-current liabilities	1,889	4,146	685
Total liabilities	563,121	585,969	96,795

	Year Ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Net revenues	553,481	212,898	311,950	51,530
Net income (loss)	4,706	(57,287)	(29,118)	(4,810)
Net cash (used in) provided by operating activities	(79,331)	72,580	104,006	17,181
Net cash used in investing activities	(49)	(57)	(161)	(27)
Net cash provided by financing activities	-	-	18,000	2,973